Shareholder Report	12 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW ERA FUND, INC.
Entity Central Index Key	0000216907
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005477
Shareholder Report [Line Items]
Fund Name	New Era Fund
Class Name	Investor Class
Trading Symbol	PRNEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - Investor Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Natural resources equities advanced during the trailing year. While oil finished lower on concerns over reduced demand, particularly in China, natural gas prices rose. Gold reached all-time highs in October due to safe-haven demand, while base metals were mixed.

  The following contributed the most to the portfolio’s performance, relative to the MSCI World Select Natural Resources Index Net, during the reporting period: stock selection in electrical components and equipment, where our holdings benefited from increased demand given the critical ties between artificial intelligence and electrification; stock selection in precious metals and minerals, where we prefer high-quality gold miners; and stock selection in paper and forest products, where our names benefited from favorable housing sentiment.

  The following detracted the most from performance relative to the benchmark during the reporting period: an underweight allocation to oil and gas transportation and storage and stock selection in commodity chemicals.

  The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies. The fund is actively managed and invests a minimum of two-thirds of its assets in the common stocks of natural resources companies whose earnings and tangible assets may benefit from rising inflation. We look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Era Fund (Investor Class)	4.48%	6.68%	4.27%
MSCI World Index Net (Regulatory Benchmark)	18.67	11.17	9.95
MSCI World Select Natural Resources Index Net (Strategy Benchmark)	1.41	8.93	5.07

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,328,727,000	$ 2,328,727,000
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 13,546,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,328,727 Number of Portfolio Holdings104
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	17.5%
U.S. Oil Exploration & Production	10.6
Oil & Gas Storage & Transportation	10.1
Diversified Metals & Mining	9.9
Oil & Gas Equipment & Services	8.4
U.S. Mixed Exploration & Production	5.9
Oil & Gas Refining & Marketing	5.3
Specialty Chemicals	4.5
Industrial Gases	4.0
Other	23.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil	5.5%
ConocoPhillips	4.1
Shell	3.7
Chevron	3.2
Williams	2.8
Linde	2.6
EOG Resources	2.5
TotalEnergies	2.4
Canadian Natural Resources	2.1
Enbridge	2.1

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166331
Shareholder Report [Line Items]
Fund Name	New Era Fund
Class Name	I Class
Trading Symbol	TRNEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - I Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Natural resources equities advanced during the trailing year. While oil finished lower on concerns over reduced demand, particularly in China, natural gas prices rose. Gold reached all-time highs in October due to safe-haven demand, while base metals were mixed.

  The following contributed the most to the portfolio’s performance, relative to the MSCI World Select Natural Resources Index Net, during the reporting period: stock selection in electrical components and equipment, where our holdings benefited from increased demand given the critical ties between artificial intelligence and electrification; stock selection in precious metals and minerals, where we prefer high-quality gold miners; and stock selection in paper and forest products, where our names benefited from favorable housing sentiment.

  The following detracted the most from performance relative to the benchmark during the reporting period: an underweight allocation to oil and gas transportation and storage and stock selection in commodity chemicals.

  The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies. The fund is actively managed and invests a minimum of two-thirds of its assets in the common stocks of natural resources companies whose earnings and tangible assets may benefit from rising inflation. We look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
New Era Fund (I Class)	4.71%	6.87%	7.42%
MSCI World Index Net (Regulatory Benchmark)	18.67	11.17	11.23
MSCI World Select Natural Resources Index Net (Strategy Benchmark)	1.41	8.93	8.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,328,727,000	$ 2,328,727,000
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 13,546,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,328,727 Number of Portfolio Holdings104
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	17.5%
U.S. Oil Exploration & Production	10.6
Oil & Gas Storage & Transportation	10.1
Diversified Metals & Mining	9.9
Oil & Gas Equipment & Services	8.4
U.S. Mixed Exploration & Production	5.9
Oil & Gas Refining & Marketing	5.3
Specialty Chemicals	4.5
Industrial Gases	4.0
Other	23.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil	5.5%
ConocoPhillips	4.1
Shell	3.7
Chevron	3.2
Williams	2.8
Linde	2.6
EOG Resources	2.5
TotalEnergies	2.4
Canadian Natural Resources	2.1
Enbridge	2.1

Updated Prospectus Web Address	www.troweprice.com/paperless